Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Assets acquired:
Cash	$1,038,368
Accounts receivable	12,114
Inventory	315,438
Other current assets	22,928
Property and equipment	4,321
Intangible assets	190,430
Total assets acquired	1,583,599
Total liabilities assumed	(148,285)

Net assets acquired	$1,435,314

Consideration paid:
Issuance of 257,200 shares of Class A common stock	$1,435,176
Cash	138

Total	$1,435,314

Assets acquired:
Cash	$239,698
Accounts receivable	662,636
Inventory	132,411
Other current assets	20,857
Property and equipment	299,525
Intangible assets	904,666
Goodwill	222,667
Total assets acquired	2,482,460
Total liabilities assumed	(177,890)

Net assets acquired	$2,304,570

Consideration paid:
Cash	$410,000
Promissory note	656,000
Issuance of 142,857 shares of Class A common stock	828,570
Earn out payable	410,000

Total	$2,304,570

Assets acquired:
Cash	$32,269
Accounts receivable	89,871
Other current assets	4,543
Intangible assets	156,823
Goodwill	78,411
Total assets acquired	361,917
Total liabilities assumed	(7,917)

Net assets acquired	$354,000

Consideration paid:
Issuance of 100,000 shares of Class A common stock	$354,000

Total	$354,000

Schedule of Unaudited Pro Forma Results of Operations

This information has been compiled from historical financial statements and is not necessarily indicative of the results that actual would have been achieved had the transaction already occurred or that may be achieved in the future.

For the nine months ended September 30, 2018

Revenues	$27,386,898
Cost of revenues	(20,564,256)
Operating expenses	(12,764,435)
Other income (expenses)	(670,053)
Net loss	$(6,611,846)

Net loss per common share	$(0.65)
Weighted average outstanding common shares – basic and diluted	10,142,046

The pro forma combined results of operations were adjusted to include Cohuba’s, Qwizdom Companies’ and EOS’ operating results for the period from January 1, 2018 to the day that the Companies were acquired by the Company. In addition, the pro forma results of operations were adjusted for the following expenses:

For the nine months ended September 30, 2018

Record amortization expense of intangible assets acquired	$75,000

This information has been compiled from historical financial statements and is not necessarily indicative of the results that actually would have been achieved had the transaction already occurred or that may be achieved in the future.

(in thousands)	For the year ended December 31, 2016

Revenues	$25,391
Cost of revenues	(16,809)
Operating expenses	(11,240)
Other incomes (expenses)	(1,036)
Income tax expense	-
Net loss	$(3,694)

Net loss per common share	$(0.86)
Weighted average outstanding common shares – basic and diluted	4,299,315

Schedule of Adjusted Pro Forma Expenses

In addition, the pro forma results of operations were adjusted for the following expenses:

(in thousands)	For the year ended December 31, 2016

Record amortization expense of intangible assets acquired from Boxlight Group	$385

Mim Holdings [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Assets acquired:
Current assets	$6,677,842
Intangible assets	179,722
Goodwill	44,931
Total assets	6,902,495
Total liabilities	(3,477,495

Net assets acquired	$3,425,000

Boxlight Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table shows the purchase price, estimated acquisition-date fair values of the assets acquired and liabilities assumed and calculation of goodwill for Boxlight Group utilizing the information at acquisition date.

Assets acquired:
Current assets	$5,737,836
Property and equipment	65,866
Intangible assets	7,000,000
Other assets	514,696
Goodwill	4,137,060
Total assets acquired	17,455,458
Total liabilities assumed	(9,212,161)

Net assets acquired	$8,243,297

Consideration paid:
Issuance of 270,000 shares of Series C preferred stock	$8,828,353
Preexisting net payable to Boxlight Group	(585,056)

Total	$8,243,297